SCHEDULE OF FAIR VALUE ON A RECURRING BASIS IN THE ACCOMPANYING FINANCIAL STATEMENTS (Details) - USD ($)	Sep. 30, 2022	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities		$ 29,759,766	$ 44,024,242	$ 25,475,514
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities			$ 44,024,242	$ 25,475,514